Summary of Significant Accounting Policies - Schedule of Class A Ordinary Shares Subject to Possible Redemption (Detail)	10 Months Ended
Dec. 31, 2021 USD ($)
Temporary Equity [Line Items]
Gross proceeds	$ 245,600,000
Accretion of carrying value to redemption value	(12,496,514)
Class A ordinary shares subject to possible redemption	250,008,324
Common Class A [Member]
Temporary Equity [Line Items]
Gross proceeds	250,000,000
Class A ordinary shares issuance costs	(12,488,190)
Accretion of carrying value to redemption value	12,496,514
Class A ordinary shares subject to possible redemption	$ 250,008,324